Share capital and reserves - Changes in warrants (Details) - $ / shares			12 Months Ended
	Oct. 07, 2022	Oct. 07, 2021	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2021
Share capital and reserves
Number of warrants balance at beginning				569,655
Exercise price balance at beginning				$ 33.10
Exercise price granted	$ 10.98
Number of warrants granted		555,555
Number of warrants balance at ending			1,125,210
Exercise price balance at ending			$ 22.31	22.31
Warrants to purchase common shares					39,444
Exercise price warrant			$ 10.98
Pre-Funded Warrants [Member]
Share capital and reserves
Number of warrants granted			400,000
Exercise price granted				$ 0.0009
Number of warrants exercised				(71,223)
Exercise price exercised			$ 0.0009
Exercise price balance at ending				$ 0.0009